Shareholder Fees {- Fidelity® MSCI Consumer Staples Index ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity MSCI Sector ETFs Combo PRO-11 | Fidelity® MSCI Consumer Staples Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none